Liquidity Risk - Summary of External Term Issuance (Sterling Equivalent) (Detail) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2020	Dec. 31, 2019
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1.4	£ 0.5
Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4	0.0
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.5
Santander UK Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	15.7	3.8
Santander UK Plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0	0.9
Santander UK Plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0	2.9
Santander UK Plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	11.7	0.0
Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	17.1	4.5
Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	£ 0.2
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	12.7
Sterling | Santander UK Plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK Plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0
Sterling | Santander UK Plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	11.7
Sterling | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	12.7
Sterling | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.9
US Dollar | Santander UK Plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0
US Dollar | Santander UK Plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
US Dollar | Santander UK Plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	2.7
US Dollar | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
Euro | Santander UK Plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK Plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
Euro | Santander UK Plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7
Euro | Other group entities | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0